Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Acquisitions [Abstract]
Schedule of Fair Value of Acquisition Consideration and Purchase Price Allocation

The fair value of acquisition consideration and purchase price allocation were as follows:

Consideration paid:
Cash	$18,670
Credit bid – Settlement of DIP Facility	37,700
Total Consideration	$56,370

Assets acquired and liabilities assumed:
Cash and cash equivalents	$604
Accounts receivable	421
Prepaid and other assets	6,826
Operating lease right-of-use assets	740
Property and equipment	400
Other intangible assets	17,350
Deferred income taxes	227
Accounts payable	(9,731)
Accrued expenses and other liabilities	(10,309)
Deferred revenue	(95)
Operating lease liabilities	(740)
Note payable	(700)
Net assets acquired and liabilities assumed	4,993
Goodwill	56,028
Noncontrolling interest	(4,651)
Total	$56,370

The fair value of acquisition consideration and purchase price allocation were as follows:

Consideration paid:
Cash	$18,670
Credit bid – Settlement of DIP Facility	37,700
Total Consideration	$56,370

Assets acquired and liabilities assumed:
Cash and cash equivalents	$604
Accounts receivable	421
Prepaid and other assets	6,826
Operating lease right-of-use assets	740
Property and equipment	400
Other intangible assets	17,350
Deferred income taxes	227
Accounts payable	(9,731)
Accrued expenses and other liabilities	(10,309)
Deferred revenue	(95)
Operating lease liabilities	(740)
Note payable	(700)
Net tangible assets acquired and assumed	4,993
Goodwill	56,028
Noncontrolling interest	(4,651)
Total	$56,370

Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Category	Useful life	Fair Value
Customer relationships	9 Years	$10,300
Internally developed software and other intangibles	8 Years	3,950
Trademarks	10 Years	3,100
Total		$17,350

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Category	Useful life	Fair Value
Customer relationships	9 Years	$10,300
Internally developed software and other intangibles	8 Years	3,950
Trademarks	10 Years	3,100
Total		$17,350

Schedule of Pro forma Financial Information

The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition of the equity investment had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

Pro Forma (unaudited) Year Ended December 31, 2023
Revenues	$1,643,600
Net loss attributable to Registrant	$(105,750)
Net loss attributable to common shareholders	$(113,807)

Basic loss per share	$(3.74)
Diluted loss per share	$(3.74)

Weighted average basic shares outstanding	30,456,631
Weighted average diluted shares outstanding	30,456,631